Financial risk management objectives and policies - Credit risk (Details) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2023 USD ($) customer item	Dec. 31, 2022 USD ($) item customer	Dec. 31, 2021 USD ($) item customer	Dec. 31, 2023 USD ($) item
Current assets
Cash at bank and in hand	$ 1,325	$ 1,411	$ 1,461	$ 1,325
Other short-term equivalents	4,515	4,755	4,868	4,515
Cash and cash equivalents	5,840	6,166	6,329	5,840
Cash collateral pledged to counterparties	102	162		102
Fixed deposits		64	53
Derivative financial instruments	116	87	83	116
Non-current assets
Derivative financial instruments	$ 228	$ 74	$ 102	$ 228
Credit risk
Number of significant wholesalers | customer	1	1	1
AAA rating
Credit risk
Number of fund managers for money market securities | item	6			6
AAA rating | Maximum
Credit risk
Single investment as percentage of overall fund value	10.00%			10.00%
US
Credit risk
Number of significant wholesalers | item	3	3	3
US | All major wholesalers
Credit risk
Percentage of sales	80.00%	73.00%	94.00%
Trade receivables | Gross carrying amount
Non-current assets
Financial assets	$ 8,452	$ 7,271	$ 6,054	$ 8,452
Movements in provisions for trade receivables
At 1 January	(7,271)	(6,054)
At 31 December	(8,452)	(7,271)	(6,054)	(8,452)
Trade receivables | Loss allowance
Non-current assets
Financial assets	(45)	(59)	(23)	(45)
Movements in provisions for trade receivables
At 1 January	59	23	23	23
Income statement	(14)	37	(2)
Amounts utilised, exchange and other movements		(1)	2
At 31 December	$ 45	$ 59	$ 23	$ 45
Trade receivables | Not past due
Non-current assets
Expected loss rate	0.01%	0.03%	0.10%	0.01%
Trade receivables | Not past due | Gross carrying amount
Non-current assets
Financial assets	$ 7,709	$ 6,791	$ 5,617	$ 7,709
Movements in provisions for trade receivables
At 1 January	(6,791)	(5,617)
At 31 December	(7,709)	(6,791)	(5,617)	(7,709)
Trade receivables | Not past due | Loss allowance
Non-current assets
Financial assets	(1)	(2)	(5)	(1)
Movements in provisions for trade receivables
At 1 January	2	5
At 31 December	$ 1	$ 2	$ 5	$ 1
Trade receivables | Past due 0 - 90 days
Non-current assets
Expected loss rate	0.30%	0.30%	1.20%	0.30%
Trade receivables | Past due 0 - 90 days | Gross carrying amount
Non-current assets
Financial assets	$ 342	$ 331	$ 328	$ 342
Movements in provisions for trade receivables
At 1 January	(331)	(328)
At 31 December	(342)	(331)	(328)	(342)
Trade receivables | Past due 0 - 90 days | Loss allowance
Non-current assets
Financial assets	(1)	(1)	(4)	(1)
Movements in provisions for trade receivables
At 1 January	1	4
At 31 December	$ 1	$ 1	$ 4	$ 1
Trade receivables | Past due 90 - 180 days
Non-current assets
Expected loss rate	0.80%	32.00%	22.60%	0.80%
Trade receivables | Past due 90 - 180 days | Gross carrying amount
Non-current assets
Financial assets	$ 121	$ 50	$ 18	$ 121
Movements in provisions for trade receivables
At 1 January	(50)	(18)
At 31 December	(121)	(50)	(18)	(121)
Trade receivables | Past due 90 - 180 days | Loss allowance
Non-current assets
Financial assets	(1)	(16)	(4)	(1)
Movements in provisions for trade receivables
At 1 January	16	4
At 31 December	$ 1	$ 16	$ 4	$ 1
Trade receivables | Past due > 180 days
Non-current assets
Expected loss rate	15.00%	40.60%	11.00%	15.00%
Trade receivables | Past due > 180 days | Gross carrying amount
Non-current assets
Financial assets	$ 280	$ 99	$ 91	$ 280
Movements in provisions for trade receivables
At 1 January	(99)	(91)
At 31 December	(280)	(99)	(91)	(280)
Trade receivables | Past due > 180 days | Loss allowance
Non-current assets
Financial assets	(42)	(40)	(10)	(42)
Movements in provisions for trade receivables
At 1 January	40	10
At 31 December	42	40	10	$ 42
Provisions for trade receivables | Trade receivables
Non-current assets
Payment profile period (in months)				36 months
Counterparty credit risk
Current assets
Cash at bank and in hand	1,325	1,411	1,461	$ 1,325
Money market liquidity fund	4,425	4,486	4,772	4,425
Other short-term equivalents	90	269	96	90
Cash and cash equivalents	5,840	6,166	6,329	5,840
Fixed income securities at fair value through profit and loss	20	13	16	20
Cash collateral pledged to counterparties	102	162		102
Fixed deposits		64	53
Derivative financial instruments	116	87	83	116
Current assets subject to credit risk	6,078	6,492	6,481	6,078
Non-current assets
Derivative financial instruments	228	74	102	228
Non-current assets subject to credit risk	$ 228	$ 74	$ 102	$ 228